UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-23452

CPG Vintage Access Fund III, LLC

(Exact name of registrant as specified in charter)

805 Third Avenue

New York, New York 10022

(Address of principal executive offices) (Zip code)

Mitchell A. Tanzman

c/o Central Park Advisers, LLC

805 Third Avenue

New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 317-9200

Date of fiscal year end: March 31

Date of reporting period: September 30, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

CPG Vintage Access Fund III, LLC

Consolidated Financial Statements
(Unaudited)

For the Period From April 1, 2020 to September 30, 2020

CPG Vintage Access Fund III, LLC

Table of Contents
For the Period from April 1, 2020 to September 30, 2020 (Unaudited)

Consolidated Schedule of Investments	1
Consolidated Statement of Assets and Liabilities	2
Consolidated Statement of Operations	3
Consolidated Statement of Changes in Net Assets	4
Consolidated Statement of Cash Flows	5
Consolidated Financial Highlights	6
Notes to Consolidated Financial Statements	7-13
Other Information	14

CPG Vintage Access Fund III, LLC

Consolidated Schedule of Investments (Unaudited)
September 30, 2020

Investment Funds (55.20%)	Geographic Region	Acquisition Date	Cost	Fair Value	Percentage of Net Assets
Apax X USD, L.P.(a)(b)(c)	North America	3/17/2020	$0	$53,693	0.16%
Ares Special Opportunities Fund, L.P.(a)(b)(c)	North America	5/1/2020	6,208,067	7,240,191	21.29%
Blackstone Life Sciences V, L.P.(a)(b)(c)	North America	12/17/2019	1,091,802	1,063,183	3.13%
Cerberus Residential Income Fund B, L.P.(a)(b)(c)	North America	7/3/2020	0	(50,625)	(0.15)%
KKR Dislocation Opportunities (Domestic) Fund, L.P.(a)(b)	North America	5/8/2020	1,775,750	1,998,035	5.87%
NB Select Opportunities Fund III, L.P.(a)(b)(c)	North America	3/27/2020	7,819,294	7,730,974	22.73%
Oaktree Opportunities Fund XI, L.P.(a)(b)(c)	Global	7/2/2020	750,000	740,222	2.18%
Total Investment Funds			$17,644,913	$18,775,673

Total Investments (55.20%)			$17,644,913	$18,775,673
Other Assets In Excess of Liabilities (44.80%)				15,235,312
Net Assets (100.00%)				$34,010,985

(a)	Investments have no redemption provisions, are issued in private placement transactions and are restricted as to resale. Restricted securities represented 55.20% of Net Assets.

(b)	The Fund held unfunded commitments in Investment Funds as of September 30, 2020 (See Note 7 in the accompanying Notes to Consolidated Financial Statements).

(c)	Non-income producing security.

See accompanying Notes to Consolidated Financial Statements.

CPG Vintage Access Fund III, LLC

Consolidated Statement of Assets and Liabilities (Unaudited)
September 30, 2020

Assets
Investments, at fair value (Cost $17,644,913)	$18,775,673
Cash	11,120,570
Receivable for Investment Funds sold	1,133
Capital contributions receivable	7,524,432
Prepaid Directors’ and Officer fees	9,604
Prepaid expenses and other assets	294
Total Assets	$37,431,706

Liabilities
Payable for contributions to Investment Funds, not yet settled	$2,479,293
Distribution and Servicing fees payable	675,735
Professional fees payable	132,484
Payable to Adviser	91,564
Accounting and administration fees payable	20,000
Transfer agency fees payable	18,072
Accounts payable and other accrued expenses	3,573
Total Liabilities	3,420,721
Net Assets	$34,010,985

Composition of Net Assets
Paid-in capital	$33,230,905
Make-up fee	751,124
Total distributable earnings	28,956
Net Assets	$34,010,985

Units of Beneficial Interest Outstanding (Unlimited Number of Units Authorized):	3,574,706
Net Asset Value per Unit:	$9.51

See accompanying Notes to Consolidated Financial Statements.

CPG Vintage Access Fund III, LLC

Consolidated Statement of Operations (Unaudited)
For the Six Months Ended September 30, 2020

Investment Income
Income from Investment Funds	$8,641
Investment Income	8,641

Expenses
Management fees	153,373
Professional fees	108,640
Directors’ and Officer fees	47,396
Distribution fees	42,162
Accounting and administration fees	40,000
Transfer agent fees	22,069
Insurance expense	3,098
Custody fees	2,540
Other expenses	14,263
Total Expenses	433,541

NET INVESTMENT LOSS	(424,900)

Net Realized Gain and Change in Unrealized Appreciation on Investments
Net realized gain on Investments	42,564
Net change in unrealized appreciation on Investments	1,505,929
Net Realized Gain and Change in Unrealized Appreciation on Investments and Other Foreign Currency Denominated Assets and Liabilities	1,548,493
Net Increase in Net Assets Resulting from Operations	$1,123,593

See accompanying Notes to Consolidated Financial Statements.

CPG Vintage Access Fund III, LLC

Consolidated Statement of Changes in Net Assets

	For the Six Months Ended September 30, 2020 (Unaudited)	For the Period December 20, 2019 (Commencement of Operations) to March 31, 2020
Change in Net Assets Resulting from Operations
Net investment loss	$(424,900)	$(719,468)
Net realized gain from investments	42,564	0
Net change in unrealized appreciation on investments	1,505,929	(375,169)
Net Change in Net Assets Resulting from Operations	1,123,593	(1,094,637)

Change in Net Assets Resulting from Capital Transactions
Capital contributions	19,359,459	14,833,256
Distribution and servicing fees	(544,625)	(417,185)
Make-up fee	668,281	82,843
Net Change in Net Assets Resulting from Capital Transactions	19,483,115	14,498,914

Total Net Increase in Net Assets	20,606,708	13,404,277

Net Assets
Beginning of period	13,404,277	0
End of period	$34,010,985	$13,404,277

Unit Transactions
Units sold	2,057,063	1,517,643
Net change in Units	2,057,063	1,517,643

See accompanying Notes to Consolidated Financial Statements.

CPG Vintage Access Fund III, LLC

Consolidated Statement of Cash Flows (Unaudited)
For the Six Months Ended September 30, 2020

Cash Flows From Operating Activities
Net increase in net assets resulting from operations	$1,123,593
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Net realized gain from investments	(42,564)
Net change in unrealized appreciation on investments	(1,505,929)
Purchases of Investment Funds	(15,423,089)
Capital distributions received from Investment Funds	300,033
(Increase)/Decrease in assets:
Receivable for Investment Funds sold	(1,133)
Prepaid Directors’ and Officer fees	35,512
Prepaid expenses and other assets	(294)
Increase/(Decrease) in liabilities:
Payable to Adviser	48,874
Distribution and Servicing fees payable	258,550
Professional fees payable	5,888
Transfer agency fees payable	(3,178)
Accounts payable and other accrued expenses	(3,094)
Net cash used in operating activities	(15,206,831)

Cash Flows From Financing Activities
Proceeds from capital contributions	11,383,045
Proceeds from make-up fees	668,281
Net cash provided by financing activities	12,051,326

Net Change in cash	(3,155,505)
Cash, beginning of period	14,276,075
Cash, end of period	$11,120,570

See accompanying Notes to Consolidated Financial Statements.

CPG Vintage Access Fund III, LLC

Consolidated Financial Highlights

	For the Six Months Ended September 30, 2020		For the Period December 20, 2019 (Commencement of operations) to
	(Unaudited)		March 31, 2020
Per unit operating performance:
Net asset value, beginning of period	$8.83		$10.00
Activity from investment operations:(1)
Net investment loss	(0.17	)(2)	(0.47	)(2)
Net realized and unrealized gain/(loss)	0.80		(0.48)
Total from investment operations	0.63		(0.95)

Activity from capital transactions
Distribution and servicing fees	(0.22)		(0.27)
Proceeds from make-up fees	0.27		0.05
	0.05		(0.22)

Net Asset Value, End of Period	$9.51		$8.83

Net assets, end of period (in thousands)	$34,011		$13,404

Ratios/Supplemental Data:
Ratios to average net assets
Net investment loss	(3.63	)%(3)	(18.70	)%(3)

Total expenses(4)	3.70	%(3)	18.70	%(3)
Portfolio turnover(5)	0.00%		0.00%
Total return(6)	7.70%		(11.70)%

(1)	Selected data is for a single unit outstanding throughout the year.

(2)	Based on average units outstanding during the period.

(3)	Net investment loss and total expenses are annualized for periods less than one full year, except for Organizational Costs which are one time expenses.

(4)	The ratios do not include investment income or expenses of the Investment Funds in which the Fund invests.

(5)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

(6)

Total investment return reflects the changes in net asset value based on the performance of the Fund during the year and adjusted for cash flows related to capital contributions and withdrawals during the year. Total returns shown exclude applicable sales charges.

See accompanying Notes to Consolidated Financial Statements.

CPG Vintage Access Fund III, LLC

Notes to Consolidated Financial Statements (Unaudited)
September 30, 2020

1. ORGANIZATION

CPG Vintage Access Fund III, LLC (the “Fund”) was organized as a Delaware limited liability company on June 19, 2019. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a closed-end, non-diversified management investment company. The Fund commenced operations on December 20, 2019. CPG VA Acquisition Fund III, LLC (“CPG VA Acquisition Fund III”), a wholly owned entity, is consolidated in the Fund’s financial statements. The Fund’s investment adviser is Central Park Advisers, LLC (the “Adviser”), a Delaware limited liability company registered under the Investment Advisers Act of 1940, as amended. The Fund’s investment objective is to seek long-term attractive risk adjusted returns. The Fund will seek to achieve its investment objective principally by making direct investments in a portfolio of institutional private equity, venture, and private debt investment funds managed or sponsored by various asset management firms unaffiliated with the Adviser (the “Investment Funds”) that are represented on the Morgan Stanley Smith Barney LLC platform between September 2019 and a date to be determined by the Adviser but in no event later than June 2021 (the “Vintage Period”). Morgan Stanley is not a sponsor, promoter, adviser or affiliate of the Fund.

Subject to the requirements of the 1940 Act, the business and affairs of the Fund shall be managed under the direction of the Fund’s Board of Directors (the “Board,” with an individual member referred to as a “Director”). The Board shall have the right, power and authority, on behalf of the Fund and in its name, to do all things necessary and proper to carry out its duties under the Fund’s Limited Liability Company Agreement (the “LLC Agreement”), as amended and restated from time to time. Each Director shall be vested with the same powers, authority and responsibilities on behalf of the Fund as are customarily vested in each director of a Delaware corporation, and each Director who is not an “interested person” (as defined in the 1940 Act) of the Fund shall be vested with the same powers, authority and responsibilities on behalf of the Fund as are customarily vested in each director of a closed-end management investment company registered under the 1940 Act that is organized as a Delaware corporation who is not an “interested person” of such company. No Director shall have the authority individually to act on behalf of or to bind the Fund except within the scope of such Director’s authority as delegated by the Board. The Board may delegate the management of the Fund’s day-to-day operations to one or more officers or other persons (including, without limitation, the Adviser), subject to the investment objective and policies of the Fund and to the oversight of the Board. The Directors have engaged the Adviser to provide investment advice regarding the selection of Investment Funds and to be responsible for the day-to-day management of the Fund.

The Initial Closing date for subscriptions for units of limited liability company interests (“Units”) was December 20, 2019 (“Initial Closing”). Investors’ funds were held in escrow prior to closing. Subsequent to the Initial Closing, the Fund offers Units at additional closings, which will occur over a period of nine months following the Initial Closing (the last closing being referred to as the “Final Closing”). An Investor that participates in a closing that occurs after the Initial Closing will be required to pay a “make-up” fee amount to the Fund. Such “make-up” payments are calculated by applying an annualized rate of 6.0% to the percentage of the aggregate commitments by investors to the fund (“Commitments”) previously drawn down by the Fund and applied over the period of time since such draw-downs. The amount of the make-up fee payments are paid to and retained as assets of the Fund. This amount is presented as a component of net assets on the Consolidated Statement of Assets and Liabilities.

The Fund does not have a fixed term. The Investment Funds, however, generally will have fixed terms. Investors reasonably can expect to receive distributions from the Fund periodically after the Fund receives distributions from Investment Funds and when Investment Funds terminate, which the Fund anticipates will occur approximately 10 to 12 years after the Final Closing. The Fund will be wound up and dissolved after its final distribution to Investors. The Fund may be dissolved prior thereto in accordance with its LLC Agreement.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund meets the definition of an investment company and follows the accounting and reporting guidance as issued through the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 946, Financial Services – Investment Companies.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

CPG Vintage Access Fund III, LLC

Notes to Consolidated Financial Statements (Unaudited) (Continued)
September 30, 2020

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Federal Tax Information: It is the Fund’s policy to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund’s policy is to comply with the provisions of the Code applicable to RICs and to distribute to its investors substantially all of its distributable net investment income and net realized gain on investments, if any, earned each year. In addition, the Fund intends to make distributions to avoid excise taxes. Accordingly, no provision for federal income or excise tax has been recorded in these financial statements.

The Fund has adopted a tax year-end of September 30 (“Tax Year”). As such, the Fund’s tax basis capital gains and losses will only be determined at the end of each Tax Year. Accordingly, tax basis distributions made during the 12 month year ended March 31, 2021, but after the Tax Year ended September 30, 2020, will be reflected in the financial statement footnotes for the fiscal year ended March 31, 2021.

Management evaluates the tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions will “more-likely-than-not” be sustained upon examination by the applicable tax authority. Tax positions deemed to meet the more-likely-than-not threshold that would result in a tax benefit or expense to the Fund would be recorded as a tax benefit or expense in the current year. The Tax Year 2020 remains subject to examination by the U.S. taxing authorities. The Fund has not recognized any tax liability for unrecognized tax benefits or expenses. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statement of Operations. During the period ended September 30, 2020, the Fund did not incur any interest or penalties.

The character of distributions made during the period from net investment income or net realized gain may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain or loss items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Cash: Cash consists of monies held at UMB Bank, N.A. (the “Custodian”). Such cash may exceed federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts. There are no restrictions on the cash held by the Fund.

Investment Transactions: The Fund accounts for realized gains and losses from its Investment Funds based upon the pro-rata ratio of the fair value and cost of the underlying investments at the date of distribution. Dividend and interest income and expenses are recorded on the accrual basis. Distributions from Investment Funds will be received as underlying investments of the Investment Funds are liquidated. Distributions from Investment Funds occur at irregular intervals, and the exact timing of distributions from the Investment Funds has not been communicated from the Investment Funds. It is estimated that distributions will occur over the life of the Investment Funds.

Consolidation of Subsidiary: The consolidated financial statements include the financial position and the results of operations of the Fund and its wholly owned subsidiary, CPG VA Acquisition Fund III, a Delaware limited liability company. The wholly owned subsidiary has the same investment objective as the Fund. CPG VA Acquisition Fund III is used when the Fund has determined that owning certain investment funds within a domestic limited partnership structure would not be beneficial. As of September 30, 2020 the total value of investment funds held by the subsidiary is $1,063,183, or approximately 3.13% of the Fund’s net assets.

Use of Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Fair Value of Financial Instruments: The fair value of the Fund’s assets and liabilities which qualify as financial instruments approximates the carrying amounts presented in the Consolidated Statement of Assets and Liabilities. The Fund values its investments in Investment Funds at fair value in accordance with FASB ASC, Fair Value Measurement (“ASC 820”). See Note 3 for more information.

CPG Vintage Access Fund III, LLC

Notes to Consolidated Financial Statements (Unaudited) (Continued)
September 30, 2020

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Distribution and Servicing fee: During the offering period of the Fund (extending nine months from the Initial Closing) the Distribution and Servicing fee (see Note 5) will be charged to paid-in capital as a distribution cost. Thereafter the fee will be expensed as incurred.

Organizational Expenses: The Fund shall bear its organizational expenses, and expenses relating to the offering and sale of Units, including certain marketing expenses; provided, however, that to the extent such organizational and offering expenses exceed $1,000,000, the excess amount over $1,000,000 shall be borne by the Adviser.

3. PORTFOLIO VALUATION

ASC 820 defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in valuing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observation of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

●	Level 1 — unadjusted quoted prices in active markets for identical financial instruments that the reporting entity has the ability to access at the measurement date.

●

Level 2 — inputs other than quoted prices included within Level 1 that are observable for the financial instrument, either directly or indirectly. Level 2 inputs also include quoted prices for similar assets and liabilities in active markets, and quoted prices for identical or similar assets and liabilities in markets that are not active.

●	Level 3 — significant unobservable inputs for the financial instrument (including management’s own assumptions in determining the fair value of investments).

Investments in Investment Funds are recorded at fair value, using the Investment Funds’ net asset value (“NAV”) as a practical expedient in accordance with ASC 820.

The Investment Funds are generally restricted securities that are subject to substantial holding periods and are not traded in public markets, so that the Fund may not be able to resell some of its investments for extended periods, which may be several years.

CPG Vintage Access Fund III, LLC

Notes to Consolidated Financial Statements (Unaudited) (Continued)
September 30, 2020

3. PORTFOLIO VALUATION (continued)

The net asset value of the Fund is determined by, or at the direction of, the Adviser as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined, from time to time, pursuant to policies established by the Board. The Fund’s investments are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate. The Fund’s Valuation Committee (the “Committee”) oversees the valuation process of the Fund’s investments. The Committee meets on a quarterly basis and reports to the Board on a quarterly basis. ASC 820 provides for the use of net asset value (or its equivalent) as a practical expedient to estimate fair value of investments in Investment Funds, provided certain criteria are met. As such, the Fund’s investments in Investment Funds are carried at fair value which generally represents the Fund’s pro-rata interest in the net assets of each Investment Fund as reported by the administrators and/or investment managers of the underlying Investment Funds. All valuations utilize financial information supplied by each Investment Fund and are net of management and incentive fees or allocations payable to the Investment Funds’ managers or pursuant to the Investment Funds’ agreements. The Investment Funds value their underlying investments in accordance with policies established by each Investment Fund, as described in each of their financial statements or offering memoranda. The Fund’s valuation procedures require the Adviser to consider all relevant information available at the time the Fund values its portfolio. The Adviser has assessed factors including, but not limited to, the individual Investment Funds’ compliance with fair value measurements, price transparency and valuation procedures in place. The Adviser and/or the Board will consider such information and consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its net asset value as reported or whether to adjust such value. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund’s financial statements.

The Adviser employs ongoing due diligence policies and processes with respect to Investment Funds and their investment managers. The Adviser assesses the quality of information provided and determines whether such information continues to be reliable or whether additional inquiry is necessary. Such inquiries may require the Adviser to forego its normal reliance on the value provided and to independently determine the fair value of the Fund’s interest in such Investment Fund.

The fair value relating to certain underlying investments of these Investment Funds, for which there is no ready market, has been estimated by the respective Investment Funds’ management and is based upon available information in the absence of readily ascertainable fair values and does not necessarily represent amounts that might ultimately be realized. Due to the inherent uncertainty of valuation, those estimated fair values may differ significantly from the values that would have been used had a ready market for the investments existed. These differences could be material.

The Fund held Investment Funds with a fair value of $18,775,673 that in accordance with ASU 2015-07, are excluded from the fair value hierarchy as of September 30, 2020, as investments in Investment Funds valued at net asset value, as a “practical expedient”, are not required to be included in the fair value hierarchy.

The Fund’s private equity financing stage and private credit with their corresponding unfunded commitments and other attributes, as of September 30, 2020, are shown in the table below.

Financing Stage	Investment Strategy	Fair Value	Unfunded Commitments	Remaining Life*	Redemption Frequency	Notice Period (In Days)	Redemption Restrictions Terms*
Buyout	Control investments in established companies	$7,730,974	$7,200,000	Up to 10 years	None	N/A	N/A
Growth Equity and Venture Capital	Non-control investments in companies with high growth potential.	$1,116,876	$33,907,065	Up to 10 years	None	N/A	N/A
Private Credit	Debt investments made through privately negotiated transactions	$9,927,823	$46,348,214	Up to 10 years	None	N/A	N/A

*

The information summarized in the table above represents the general terms for the specified asset class. Individual Investment Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. In addition, most Investment Funds have the flexibility, as provided for in their constituent documents, to modify and waive such terms.

CPG Vintage Access Fund III, LLC

Notes to Consolidated Financial Statements (Unaudited) (Continued)
September 30, 2020

3. PORTFOLIO VALUATION (continued)

The following is a summary of investment strategies of the Investment Funds held by the Fund as of September 30, 2020.

Private equity is a common term for investments that typically are made in non-public companies through privately negotiated transactions.

Buyouts are control investments in established, cash flow positive companies. Buyout investments may focus on small-, mid- or large-capitalization companies, and such investments collectively represent a substantial majority of the capital deployed in the overall private equity market. The use of debt financing, or leverage, is prevalent in buyout transactions—particularly in the large-cap segment.

Growth equity strategies typically involve non-control investments in companies with high growth potential that are in need of expansion capital. Venture capital investments typically target newer businesses, often emerging companies, with higher growth potential and risk.

Private credit is a common term for unregistered debt investments made through privately negotiated transactions. Private credit investments may be structured using a range of financial instruments, including but not limited to, first and second lien senior secured loans, unitranche debt, mezzanine debt, unsecured debt and structurally subordinated instruments. While these strategies, which include special situations investments (including distressed investments), generally focus on originated or secondary purchases of fixed-income senior or subordinated credits of companies, they also may include certain equity features. Distressed investing encompasses a broad range of strategies including control and non-control distressed debt, operational turnarounds and “rescue” financings.

4. RELATED PARTY TRANSACTIONS AND OTHER

As of September 30, 2020, the Fund and CPG VA Acquisition Fund III had no investments in Investment Funds that were related parties.

The Adviser provides investment advisory services to the Fund pursuant to an investment advisory agreement (the “Agreement”). Pursuant to the Agreement, the Fund will pay the Adviser a quarterly advisory fee at the annual rate of (i) 0.25% of total Commitments for the first 12 months following the Initial Closing, (ii) 0.65% of total Commitments from the one year anniversary of the Initial Closing until the six year anniversary of the Final Closing; (iii) 0.65% of the Fund’s net invested capital from the six year anniversary of the Final Closing until the eight year anniversary of the Final Closing and (iv) 0.30% of the Fund’s net invested capital thereafter for the remaining life of the Fund (the “Management Fee”). The Management Fee will be determined and accrued as of the last day of each quarter, and will be prorated for any period of less than a quarter based on the number of days in such period.

During the period ended September 30, 2020, the Adviser earned $153,373 of Management Fee which is included in the Consolidated Statement of Operations, of which $91,564 was payable at September 30, 2020 and is included in Payable to Adviser in the Consolidated Statement of Assets and Liabilities.

Unless otherwise voluntarily or contractually assumed by the Adviser or another party, the Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to investment transactions and positions for the Fund’s account; legal fees; accounting, auditing and tax preparation fees; recordkeeping and custodial fees; costs of computing the Fund’s NAV; fees for data and software providers; research expenses; costs of insurance; registration expenses; certain offering costs; expenses of meetings of investors; directors’ fees; all costs with respect to communications to investors; transfer taxes and taxes withheld on non-U.S. dividends; interest and commitment fees on loans and debit balances; and other types of expenses as may be approved from time to time by the Board.

CPG Vintage Access Fund III, LLC

Notes to Consolidated Financial Statements (Unaudited) (Continued)
September 30, 2020

4. RELATED PARTY TRANSACTIONS AND OTHER (continued)

Each member of the Board who is not an “interested person” of the Fund (the “Independent Directors”), as defined by the 1940 Act, receives an annual retainer of $15,000 (prorated for partial years) plus a fee of $1,000 for each meeting attended and $500 for each meeting by phone. The Board Chair, Audit Committee Chair, Nominating Committee Chair and Contracts Review Committee Chair each receive an additional $2,000 annual retainer. All members of the Board are reimbursed for their reasonable out-of-pocket expenses. Total amounts expensed by the Fund related to Independent Directors for the period ended September 30, 2020 was $45,268 which is included in Directors’ and Officer Fees in the Consolidated Statement of Operations.

During the period ended September 30, 2020, the Fund incurred a portion of the annual compensation of the Fund’s Chief Compliance Officer in the amount of $2,128 which is included in Directors’ and Officer fees and Organizational Expenses in the Consolidated Statement of Operations.

Certain officers and the interested director of the Fund are also officers of the Adviser and are registered representatives of Foreside Fund Services, LLC.

5. ADMINISTRATION, CUSTODIAN FEES, DISTRIBUTION AND SERVICING FEE

SS&C Technologies and its affiliates DST Asset Manager Solutions, Inc. and ALPS Fund Services, Inc. serves as administrator (the “Administrator”) to the Fund and provides certain accounting, administrative, record keeping and investor related services. For the period ended September 30, 2020, the total administration fees were $40,000 which is included as accounting and administration fees in the Consolidated Statement of Operations, of which $20,000 was payable and is included as accounting and administration fees payable in the Consolidated Statement of Assets and Liabilities at September 30, 2020.

UMB Bank, N.A. serves as the primary custodian of the assets of the Fund.

During the offering period, the Distribution and Servicing Fee will be considered attributable to distribution only and charged to paid-in capital as soon as Units are sold in accordance with guidance outlined in FASB ASC 946-20-25-5 and 946-20-20-20. Following the offering period (i.e., following the final close), the Distribution and Servicing Fee will be considered attributable to ongoing distribution-related servicing and recorded quarterly as a liability and an expense on the Fund’s books and records. The fee attributed to distribution during the offering period is charged to each investor at an amount equal for 0.5625% of their Commitment.

Foreside Fund Services, LLC (the “Placement Agent”) acts as the placement agent of the Fund’s Units. Under the terms of the Placement Agent Agreement, the Placement Agent is authorized to retain sub-placement agents for the provision of distribution services and services to Investors. The Fund pays the Placement Agent a quarterly fee at the annual rate of (i) 0.75% of total Commitments from the Initial Closing until the six year anniversary of the Final Closing, (ii) 0.75% of the Fund’s net invested capital from the six year anniversary of the Final Closing until the eight year anniversary of the Final Closing and (ii) 0.10% of the Fund’s net invested capital thereafter for the remaining life of the Fund. During the period ended September 30, 2020, the Placement Agent earned $544,625 of Distribution and Servicing Fee which is included in the Consolidated Statement of Changes in Net Assets, and $675,735 was payable at September 30, 2020 and is included in Distribution and Servicing Fee payable on the Consolidated Statement of Assets and Liabilities.

6. INVESTMENTS

For the period ended September 30, 2020, total capital called by Investment Funds amounted to $17,438,740. The cost of investments in Investment Funds for U.S. federal income tax purposes is adjusted for items of taxable income allocated to the Fund from such Investment Funds. The Fund relies upon actual and estimated tax information provided by the managers of the Investment Funds as to the amounts of taxable income allocated to the Fund as of September 30, 2020.

CPG Vintage Access Fund III, LLC

Notes to Consolidated Financial Statements (Unaudited) (Continued)
September 30, 2020

7. CAPITAL CALL AND COMMITMENTS

As of September 30, 2020, the Fund had outstanding unfunded investment commitments to Investment Funds totaling $87,455,279.

The Fund has total capital committed of $171,013,578 as of September 30, 2020. Since the inception of the Fund on December 20, 2019, $34,202,716 capital has been called comprising 20% of the total capital committed. The Fund currently has unfunded capital commitments of $136,810,862.

8. INDEMNIFICATION

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnification or warranties. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

9. IMPACTS OF COVID-19

The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may continue to impact the Fund’s performance going forward.

10. SUBSEQUENT EVENTS

Subsequent events after September 30, 2020 have been evaluated through the date the financial statements were issued. There were no events or material transactions through the date the financial statements were issued other than as described below.

Subsequent to September 30, 2020 the Fund had its final close which included an additional $62,798,500 in commitments, bringing total Fund Commitments to $233,812,078. On October 19, 2020, the Fund received $12,564,700 of capital contributions.

CPG Vintage Access Fund III, LLC

Other Information (Unaudited)
September 30, 2020

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge, upon request, by calling (collect) 1-212-317-9200 and on the SEC’s website at http://www.sec.gov.

The Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31. The Fund’s Form N-PX filing is available: (i) without charge, upon request, by calling the Fund (collect) at 1-212-317-9200 or (ii) by visiting the SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedules

Disclosure of Portfolio Holdings: The Fund will file a complete schedule of its portfolio holdings with the Securities and Exchange Commission (the “SEC”) no more than sixty days after the Fund’s first and third fiscal quarters of each fiscal year on Form N-PORT. For the Fund, this would be for the fiscal quarters ending June 30 and December 31. The Fund’s Form N-PORT filings can be found free of charge on the SEC’s website at http://www.sec.gov.

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ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant’s nominating committee reviews and considers, as it deems appropriate after taking into account, among other things, the factors listed in its charter, nominations of potential Directors made by the registrant’s management and by the registrant’s Investors who have sent to Nora M. Jordan, Esq., legal counsel for the Independent Directors, at c/o Davis Polk & Wardwell LLP, 450 Lexington Avenue, New York, NY 10017, such nominations, which include all information relating to the recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Directors, including without limitation the biographical information and the qualifications of the proposed nominees. Nomination submissions must be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected, and such additional information must be provided regarding the recommended nominee as is reasonably requested by the nominating committee. The nominating committee meets as is necessary or appropriate.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	CPG Vintage Access Fund III, LLC

By (Signature and Title)*	/s/ Mitchell A. Tanzman

Mitchell A. Tanzman
(Principal Executive Officer)

Date	December 7, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mitchell A. Tanzman

Mitchell A. Tanzman
(Principal Executive Officer)

Date	December 7, 2020

By (Signature and Title)*	/s/ Michael Mascis

Michael Mascis
(Principal Financial Officer)

Date	December 7, 2020

*	Print the name and title of each signing officer under his or her signature.